Financial income (expenses)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial income (expenses)

30	Financial income (expenses)

	2023	2022	2021
Financial expenses
Interest and charges on borrowings and financing – local currency	(1,110,135)	(954,744)	(517,235)
Interest and charges on borrowings and financing – foreign currency	(89,198)	(47,139)	(46,793)
Other financial expenses	(849,489)	(364,117)	(315,013)
Inflation adjustment on borrowings and financing	(146,637)	(190,202)	(225,791)
Other inflation adjustments	(301,593)	(183,966)	(172,632)
Interest and inflation adjustment on provisions	(211,565)	(216,098)	(170,831)
Total financial expenses	(2,708,617)	(1,956,266)	(1,448,295)

Financial income
Inflation adjustment gains	219,473	541,516	198,907
Income on financial investments	370,638	417,129	150,632
Interest income	256,116	195,274	145,866
Cofins and Pasep	(40,401)	(62,405)	(23,038)
Other	79	17	41
Total financial income	805,905	1,091,531	472,408

Financial income (expenses), net of exchange variation	(1,902,712)	(864,735)	(975,887)

Exchange gain (losses)
Exchange rate changes on borrowings and financing	309,959	491,918	48,522
Exchange rate changes on assets	767	301	(36)
Other exchange rate changes	(10)	102	(22)
Exchange rate changes, net	310,716	492,321	48,464

Financial income (expenses), net	(1,591,996)	(372,414)	(927,423)